Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Aggregate Lease Payments

Aggregate lease payments for the right of use assets over the remaining lease period as of December 31, 2024, are as follows:

December 31,
2024

2025	$168,105
2026	168,105
2027	126,203

Total undiscounted cash flows	462,413
Less - imputed interest	29,218

Present value of operating lease liabilities	$433,195

Schedule of Weighted-Average Remaining Lease Terms and Discount Rates for all of Operating Leases

The weighted-average remaining lease terms and discount rates for all of operating leases were as follows as of December 31, 2024:

Weighted-average remaining lease term (years)	2.77

Weighted-average discount rate	5.50%

The weighted-average remaining lease terms and discount rates for all of operating leases were as follows as of December 31, 2023:

Weighted-average remaining lease term (years)	3.81

Weighted-average discount rate	5.08%